Note 3 - Liquidity and Summary of Significant Accounting Principles - Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ (1,692,600)			$ (5,695,027)	$ (5,695,627)
Numerator adjustment for potential dilutive securities				0
Numerator for diluted income (loss) per share				$ (5,695,027)
Basic (in shares)	9,927,112			9,895,966	9,895,966
Dilutive effect of convertible debt (in shares)				0
Denominator for diluted income (loss) per share weighted average outstanding common shares (in shares)	9,927,112			9,895,966	9,895,966
Basic and diluted earnings (loss) per share
Basic (in dollars per share)	$ (0.17)			$ (0.58)	$ (0.58)
Diluted (in dollars per share)	$ (0.17)			$ (0.58)	$ (0.58)
Predecessor [Member]
Net income (loss)		$ (4,870,763)	$ 28,173,934			$ (52,808,108)
Numerator adjustment for potential dilutive securities			172,546			0
Numerator for diluted income (loss) per share			$ 28,346,480			$ (52,808,108)
Basic (in shares)		125,951,100	125,951,100			125,951,100
Dilutive effect of convertible debt (in shares)			67,307,692			0
Denominator for diluted income (loss) per share weighted average outstanding common shares (in shares)		125,951,100	193,258,792			125,951,100
Basic and diluted earnings (loss) per share
Basic (in dollars per share)		$ (0.04)	$ 0.22			$ (0.42)
Diluted (in dollars per share)		$ (0.04)	$ 0.15			$ (0.42)